Fair value of financial liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
At carrying value [member]
Financial liabilities measured at amortized cost [abstract]
Loans and borrowings including lease liabilities	€ 115,110	€ 127,939	€ 106,037
Trade payables	17,698	18,517	18,667
Other liabilities excl. written put option on NCI	1,275	3,187	778
Total financial liabilities measured at amortized cost	134,083	149,643	125,482
Financial liabilities measured at fair value [abstract]
Contingent consideration	0	0	450
Cash settled share based payments	1,223	0	786
Written put option on NCI	875	875	845
Derivatives	140	478	194
Total financial liability measured at fair value	2,238	1,353	2,275
Total non-current	98,543	112,549	94,521
Total current	37,778	38,447	33,236
At fair value [member]
Financial liabilities measured at amortized cost [abstract]
Loans and borrowings including lease liabilities	116,843	128,930	105,026
Trade payables	17,698	18,517	18,667
Other liabilities excl. written put option on NCI	1,275	3,187	778
Total financial liabilities measured at amortized cost	135,816	150,634	124,471
Financial liabilities measured at fair value [abstract]
Contingent consideration	0	0	0
Cash settled share based payments	0	0	0
Written put option on NCI	0	0	0
Derivatives	0	0	0
Total financial liability measured at fair value	0	0	0
Total non-current	0	0	0
Total current	€ 0	€ 0	€ 0